July 22, 2021

BNY MELLON FUNDS TRUST

BNY Mellon Bond Fund

BNY Mellon Intermediate Bond Fund

BNY Mellon Corporate Bond Fund

BNY Mellon Short-Term U.S. Government Securities Fund

Supplement to Current Prospectus

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon Bond Fund – Portfolio Management" in the prospectus:

John F. Flahive is the fund's primary portfolio manager, a position he has held since August 2005. Mr. Flahive is a senior vice president of The Bank of New York Mellon. Mr. Flahive also is an employee of BNYM Investment Adviser and manages the fund in his capacity as an employee of BNYM Investment Adviser.

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon Intermediate Bond Fund – Portfolio Management" in the prospectus:

John F. Flahive is the fund's primary portfolio manager, a position he has held since March 2006. Mr. Flahive is a senior vice president of The Bank of New York Mellon. Mr. Flahive also is an employee of BNYM Investment Adviser and manages the fund in his capacity as an employee of BNYM Investment Adviser.

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon Corporate Bond Fund – Portfolio Management" in the prospectus:

John F. Flahive is the fund's primary portfolio manager, a position he has held since March 2012. Mr. Flahive is a senior vice president of The Bank of New York Mellon. Mr. Flahive also is an employee of BNYM Investment Adviser and manages the fund in his capacity as an employee of BNYM Investment Adviser.

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon Short-Term U.S. Government Securities Fund – Portfolio Management" in the prospectus:

Lawrence R. Dunn is the fund's primary portfolio manager, a position he has held since the fund's inception in October 2000. Mr. Dunn is a vice president of The Bank of New York Mellon. Mr. Dunn also is an employee of BNYM Investment Adviser and manages the fund in his capacity as an employee of BNYM Investment Adviser.

The preceding information supersedes and replaces any contrary information in the section "Fund Details – Management – Portfolio Managers – BNY Mellon Bond Fund", "– BNY Mellon Intermediate Bond Fund", "– BNY Mellon Corporate Bond Fund" and "– BNY Mellon Short-Term U.S. Government Securities Fund" in the prospectus.

The information for Timothy J. Sanville in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.